Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total property and equipment	$ 12,483	$ 11,013
Accumulated depreciation	6,147	5,810
Net property and equipment	6,336	5,203
Equipment [Member]
Total property and equipment	3,959	3,523
Land Improvements [Member]
Total property and equipment	195	182
Land [Member]
Total property and equipment	1,271	1,071
Buildings [Member]
Total property and equipment	$ 7,058	$ 6,237